PROPERTY, PLANT AND EQUIPMENT	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 3 — PROPERTY AND EQUIPMENT

The following is a summary of property and equipment—at cost, less accumulated depreciation:

	November 30, 2021	May 31, 2021

Leasehold improvements	$110,849	110,849
Property and equipment	865,190	755,741
Total cost	976,069	866,590
Less accumulated depreciation	(458,936)	(292,282)
Net property and equipment	$518,103	574,308

During the six months ended November 30, 2021 and 2020, the Company recorded depreciation expense of $165,653 and $73,249, respectively

NOTE 4 - PROPERTY, PLANT AND EQUIPMENT

The following is a summary of property, plant, and equipment—at cost, less accumulated depreciation:

	May 31,	May 31,
	2021	2020
Leasehold improvements	110,849	52,189
Property and equipment	755,741	243,314

Total cost	866,590	295,503

Less accumulated depreciation	(292,282)	(62,771)

Net, property plant and equipment	$574,308	$232,733

Depreciation expense for the years ended May 31, 2021, and 2020 was $229,511 and $57,473, respectively.